Income taxes (Tables)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Disclosure of unused tax losses
	Canada	Other foreign	Total
2026	$1,826,168	$-	$1,826,168
2027	1,535,663	-	1,535,663
2028	-	-	-
2029	1,573,852	452,762	2,026,614
2030	2,123,536	1,880,897	4,004,433
2031	1,279,365	18,526	1,297,891
2032	1,417,868	325,793	1,743,661
2033	1,718,596	157,463	1,876,059
2034	2,486,226	679,089	3,165,315
2035	2,809,651	570,901	3,380,552
2036	3,297,284	441,019	3,738,303
2037	2,639,572	232,719	2,872,291
2038	1,625,600	-	1,625,600
	$24,333,381	$4,759,169	$29,092,550

Disclosure of deferred taxes
	2018	2017	2016
Non-capital losses and other	$7,698,859	$7,277,434	$7,139,329
Capital losses	175,090	350,180	165,164
Property, equipment, patents and deferred costs	1,567,228	1,598,394	1,769,064
Share issuance costs	-	-	1,881
	$9,441,177	$9,226,008	$9,075,438
Deferred tax asset not recognized	(9,441,177)	(9,226,008)	(9,075,438)
	$-	$-	$-

Disclosure of detailed information about effective income tax expense recovery
	2018	2017	2016
Loss before income taxes	$(2,362,239)	$(4,346,200)	$(6,805,535)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$(625,993)	$(1,151,743)	$(1,803,467)
Non-deductible expenses and other items	182,056	413,499	130,211
Effect of exchange rate on deferred tax assets carried forward	225,846	424,023	142,518
Effect of higher tax rates in foreign jurisdiction	-	163,651	(446,821)
Change in deferred income tax rates and other	-	-	1,641,838
Change in deferred tax assets not recognized	218,091	150,570	335,721
	$-	$-	$-